Interest-Bearing Loans and Borrowings - Summary of Tender Offers (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
2.650% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Title of Series of notes issued exchanged Percentage	2.65%
Title of Series of notes issued exchanged Due Maturity	Notes due 2021
Original principal amount outstanding (in million US dollar)	$ 4,968
Principal amount outstanding purchased (in million ( US dollar)	2,519
Principal amount outstanding after purchase (in million US dollar)	$ 2,449
Floating Rate Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Title of Series of notes issued exchanged Due Maturity	Floating Rate Notes due 2021
Original principal amount outstanding (in million US dollar)	$ 500
Principal amount outstanding purchased (in million ( US dollar)	189
Principal amount outstanding after purchase (in million US dollar)	$ 311
4.375% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide
Title of Series of notes issued exchanged Percentage	4.375%
Title of Series of notes issued exchanged Due Maturity	Notes due 2021
Original principal amount outstanding (in million US dollar)	$ 500
Principal amount outstanding purchased (in million ( US dollar)	215
Principal amount outstanding after purchase (in million US dollar)	$ 285
3.750% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide
Title of Series of notes issued exchanged Percentage	3.75%
Title of Series of notes issued exchanged Due Maturity	Notes due 2022
Original principal amount outstanding (in million US dollar)	$ 2,350
Principal amount outstanding purchased (in million ( US dollar)	1,101
Principal amount outstanding after purchase (in million US dollar)	$ 1,249
2.500% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide
Title of Series of notes issued exchanged Percentage	2.50%
Title of Series of notes issued exchanged Due Maturity	Notes due 2022
Original principal amount outstanding (in million US dollar)	$ 3,000
Principal amount outstanding purchased (in million ( US dollar)	1,296
Principal amount outstanding after purchase (in million US dollar)	$ 1,704
2.625% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Title of Series of notes issued exchanged Percentage	2.625%
Title of Series of notes issued exchanged Due Maturity	Notes due 2023
Original principal amount outstanding (in million US dollar)	$ 1,250
Principal amount outstanding purchased (in million ( US dollar)	607
Principal amount outstanding after purchase (in million US dollar)	$ 643
3.300% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Title of Series of notes issued exchanged Percentage	3.30%
Title of Series of notes issued exchanged Due Maturity	Notes due 2023
Original principal amount outstanding (in million US dollar)	$ 6,000
Principal amount outstanding purchased (in million ( US dollar)	2,886
Principal amount outstanding after purchase (in million US dollar)	$ 3,114
Floating Rate Notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide
Title of Series of notes issued exchanged Due Maturity	Floating Rate Notes due 2024
Original principal amount outstanding (in million US dollar)	$ 500
Principal amount outstanding purchased (in million ( US dollar)	271
Principal amount outstanding after purchase (in million US dollar)	$ 229
3.500% Notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide
Title of Series of notes issued exchanged Percentage	3.50%
Title of Series of notes issued exchanged Due Maturity	Notes due 2024
Original principal amount outstanding (in million US dollar)	$ 1,500
Principal amount outstanding purchased (in million ( US dollar)	846
Principal amount outstanding after purchase (in million US dollar)	$ 654
3.700% Notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Title of Series of notes issued exchanged Percentage	3.70%
Title of Series of notes issued exchanged Due Maturity	Notes due 2024
Original principal amount outstanding (in million US dollar)	$ 1,400
Principal amount outstanding purchased (in million ( US dollar)	535
Principal amount outstanding after purchase (in million US dollar)	$ 865
3.650% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Title of Series of notes issued exchanged Percentage	3.65%
Title of Series of notes issued exchanged Due Maturity	Notes due 2026
Original principal amount outstanding (in million US dollar)	$ 2,445
Principal amount outstanding purchased (in million ( US dollar)	812
Principal amount outstanding after purchase (in million US dollar)	$ 1,633
3.650% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide and Anheuser-Busch Companies
Title of Series of notes issued exchanged Percentage	3.65%
Title of Series of notes issued exchanged Due Maturity	Notes due 2026
Original principal amount outstanding (in million US dollar)	$ 8,555
Principal amount outstanding purchased (in million ( US dollar)	5,064
Principal amount outstanding after purchase (in million US dollar)	$ 3,491